Prepaid Expenses and Other Current Assets, Net (Details) - Schedule of prepaid expenses and other current assets - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule of prepaid expenses and other current assets [Abstract]
Staff advances	$ 851	$ 301
Prepayment for products	1,528	1,539
Advance to OEMs	16,417	15,897
Rental and other deposits	1,426	718
VAT recoverable	1,437	2,400
Receivable from an export/import agent	9,101	6,410
Rebate receivable		1,448
Others	397	124
Prepaid expenses and other current assets	31,157	28,837
Less: provision	(13,992)	(12,871)
Total	$ 17,165	$ 15,966